T. ROWE PRICE NEW HORIZONS FUND
September 30, 2019 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 94.4%
COMMUNICATION SERVICES 4.5%
Diversified Telecommunication Services 2.0%
GCI Liberty, Class A (1)(2)	7,123,562	442,159
Sarana Menara Nusantara (IDR)	1,642,703,200	75,808
		517,967
Entertainment 0.1%
Houzz, Acquisition Date: 6/3/14, Cost $6,575 (1)(3)(4)	877,600	5,494
Offerup, Acquisition Date: 3/6/15, Cost $5,042 (1)(3)(4)	1,012,630	3,656
Rosetta Stone (1)(2)	1,551,105	26,989
		36,139
Interactive Media & Services 0.6%
IAC/InterActiveCorp (1)	722,173	157,412
		157,412
Media 1.8%
Cable One (2)	365,281	458,318
		458,318
Total Communication Services		1,169,836
CONSUMER DISCRETIONARY 11.7%
Distributors 0.3%
Pool	450,922	90,951
		90,951
Diversified Consumer Services 4.1%
Bright Horizons Family Solutions (1)(2)	4,711,078	718,439
Nord Anglia Education (1)	2,557,807	12,278
ServiceMaster Global Holdings (1)	6,055,263	338,489
		1,069,206
Hotels, Restaurants & Leisure 2.4%
Dunkin' Brands Group	1,746,925	138,636
Vail Resorts (2)	2,151,831	489,671
		628,307

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Internet & Direct Marketing Retail 1.6%
A Place for Rover, Acquisition Date: 5/25/18,
Cost $2,132 (1)(3)(4)	314,592	2,186
Farfetch, Class A (1)	4,395,722	37,979
MercadoLibre (1)	707,001	389,720
		429,885
Multiline Retail 1.1%
Ollie's Bargain Outlet Holdings (1)(2)	4,977,900	291,904
		291,904
Specialty Retail 2.1%
Burlington Stores (1)	2,717,557	543,022
Reed Krakoff International, Acquisition Date: 8/30/13 -
10/14/14, Cost $11,106 (1)(2)(3)(4)(5)	111,063	—
Vroom, Acquisition Date: 10/11/16, Cost $2,286 (1)(2)(3)(4)	176,119	3,162
		546,184
Textiles, Apparel & Luxury Goods 0.1%
Allbirds, Acquisition Date: 10/10/18 - 12/21/18,
Cost $15,645 (1)(3)(4)	285,294	15,644
		15,644
Total Consumer Discretionary		3,072,081
CONSUMER STAPLES 1.4%
Beverages 0.8%
Boston Beer, Class A (1)(2)	549,948	200,225
		200,225
Food & Staples Retailing 0.1%
Grocery Outlet Holding (1)	737,144	25,564
		25,564
Food Products 0.5%
Nomad Foods (1)	5,328,124	109,227
Simply Good Foods (1)	641,044	18,584
		127,811
Total Consumer Staples		353,600

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

ENERGY 0.2%

Oil, Gas & Consumable Fuels 0.2%
Venture Global LNG, Series B, Acquisition Date: 3/8/18, Cost
$2,981 (1)(3)(4)	987	5,133
Venture Global LNG, Series C, Acquisition Date: 5/25/17 -
3/8/18, Cost $25,850 (1)(3)(4)	7,166	37,263
Total Energy		42,396
FINANCIALS 5.1%

Banks 0.6%
Signature Bank	1,293,660	154,230
		154,230
Capital Markets 4.1%
Cboe Global Markets	2,437,716	280,118
MarketAxess Holdings	677,174	221,775
MSCI	2,670,706	581,546
		1,083,439
Insurance 0.4%
Goosehead Insurance, Class A (2)	920,312	45,417
Palomar Holdings (1)(2)	1,269,762	50,054
		95,471
Total Financials		1,333,140
HEALTH CARE 19.9%

Biotechnology 8.1%
10X Genomics, Class A (1)	196,676	9,912
Abcam (GBP) (2)	15,207,911	214,308
ACADIA Pharmaceuticals (1)	3,859,933	138,919
Acceleron Pharma (1)	533,228	21,068
Acerta Pharma, Class B, Acquisition Date: 5/12/15,
Cost $4,434 (1)(3)(4)	175,251,555	15,773
Agios Pharmaceuticals (1)	606,431	19,648
Aimmune Therapeutics (1)	1,259,037	26,364
Allakos (1)	290,826	22,868
Allogene Therapeutics (1)	979,093	26,685
Alnylam Pharmaceuticals (1)	930,600	74,839

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Amarin, ADR (1)	1,229,389	18,638
AnaptysBio (1)	188,066	6,580
Apellis Pharmaceuticals (1)	305,332	7,355
Argenx, ADR (1)	830,981	94,699
Ascendis Pharma, ADR (1)	1,624,927	156,513
Audentes Therapeutics (1)	61,053	1,715
Autolus Therapeutics, ADR (1)	528,505	6,564
Avrobio (1)	380,996	5,380
BeiGene, ADR (1)	210,469	25,774
Bluebird Bio (1)	360,151	33,069
Blueprint Medicines (1)	892,448	65,568
Corvus Pharmaceuticals (1)	368,971	1,111
Cyclerion Therapeutics (1)	4,330	53
CytomX Therapeutics (1)	257,766	1,902
Deciphera Pharmaceuticals (1)	222,400	7,548
Dicerna Pharmaceuticals (1)	109,289	1,569
Enanta Pharmaceuticals (1)	560,459	33,672
Exelixis (1)	1,935,835	34,235
Fate Therapeutics (1)	297,300	4,617
FibroGen (1)	699,016	25,850
Forty Seven (1)	209,304	1,344
G1 Therapeutics (1)	677,189	15,426
Global Blood Therapeutics (1)	931,713	45,207
Guardant Health (1)	593,171	37,862
Homology Medicines (1)	810,061	14,662
Immunomedics (1)	1,025,064	13,592
Incyte (1)	47,427	3,521
Insmed (1)	1,044,126	18,418
Ionis Pharmaceuticals (1)	623,733	37,368
Iovance Biotherapeutics (1)	2,582,186	46,996
Krystal Biotech (1)	374,949	13,020
Milestone Pharmaceuticals (1)	482,034	8,339
Minerva Neurosciences (1)	345,122	2,675
Mirati Therapeutics (1)	421,707	32,855
Moderna (1)	315,444	5,022
Momenta Pharmaceuticals (1)	475,062	6,157

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Neurocrine Biosciences (1)	1,419,082	127,874
Orchard Therapeutics, ADR (1)	1,355,943	16,109
Progenics Pharmaceuticals (1)	2,226,800	11,256
PTC Therapeutics (1)	1,060,743	35,874
Rhythm Pharmaceuticals (1)	360,378	7,781
Rocket Pharmaceuticals (1)	609,480	7,100
Sage Therapeutics (1)	1,581,885	221,923
Sarepta Therapeutics (1)	833,875	62,807
Scholar Rock Holding (1)	508,427	4,550
Seattle Genetics (1)	1,200,851	102,553
Tricida (1)	1,285,945	39,697
Ultragenyx Pharmaceutical (1)	1,078,482	46,137
Xencor (1)	1,106,168	37,311
Y-mAbs Therapeutics (1)	145,207	3,784
Zai Lab, ADR (1)	169,513	5,484
		2,135,500
Health Care Equipment & Supplies 8.3%
DexCom (1)	3,918,742	584,833
Exact Sciences (1)	4,407,313	398,289
IDEXX Laboratories (1)	1,709,087	464,752
JAND, Class A, Acquisition Date: 4/23/15 - 3/9/18, Cost
$26,928 (1)(3)(4)	1,875,578	31,772
Nevro (1)	1,300,103	111,770
Novocure (1)	552,936	41,349
Quidel (1)	1,032,668	63,354
Shockwave Medical (1)(2)	1,769,161	52,951
West Pharmaceutical Services	3,017,195	427,899
		2,176,969
Health Care Technology 0.6%
Veeva Systems, Class A (1)	1,056,568	161,327
		161,327
Life Sciences Tools & Services 2.2%
Bruker	4,548,381	199,810
Eurofins Scientific (EUR)	612,731	284,944

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Sartorius Stedim Biotech (EUR)	577,970	80,843
		565,597
Pharmaceuticals 0.7%
Cara Therapeutics (1)	1,107,724	20,249
Catalent (1)	1,087,517	51,831
GW Pharmaceuticals, ADR (1)	150,862	17,354
MyoKardia (1)	925,443	48,262
Odonate Therapeutics (1)	287,143	7,474
Reata Pharmaceuticals, Class A (1)	231,419	18,580
Turning Point Therapeutics (1)	358,772	13,490
WaVe Life Sciences (1)	136,535	2,803
Zeneca, Acquisition Date: 7/18/13, Cost $— (1)(3)(4)	288,910	178
Zogenix (1)	11,556	463
		180,684
Total Health Care		5,220,077
INDUSTRIALS & BUSINESS SERVICES 23.3%

Aerospace & Defense 2.2%
Aerojet Rocketdyne Holdings (1)	2,915,416	147,257
BWX Technologies	4,592,671	262,747
Teledyne Technologies (1)	527,197	169,752
		579,756
Airlines 1.0%
Alclear Holdings, Class B, Acquisition Date: 9/4/15 - 12/13/18,
Cost $85,192 (1)(2)(3)(4)(5)	792,649	178,346
Wheels Up Partners, Series B, Acquisition Date: 9/18/15,
Cost $22,697 (1)(2)(3)(4)(5)	7,989,973	27,805
Wheels Up Partners, Series C, Acquisition Date: 6/22/17,
Cost $18,460 (1)(2)(3)(4)(5)	5,916,523	20,590
Wheels Up Partners, Series D, Acquisition Date: 5/17/19,
Cost $30,921 (1)(2)(3)(4)(5)	8,885,330	30,921
		257,662
Building Products 3.7%
Armstrong Worldwide Industries (2)	5,292,249	511,761
Lennox International	1,869,742	454,291
		966,052

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Commercial Services & Supplies 4.6%
Rentokil Initial (GBP)	63,766,675	366,620
Rollins	9,327,740	317,796
Waste Connections	5,613,389	516,432
		1,200,848
Industrial Conglomerates 1.6%
Roper Technologies	1,180,497	420,965
		420,965
Machinery 3.9%
Colfax (1)	4,086,891	118,765
Flowserve	3,123,100	145,880
Graco	3,969,378	182,751
John Bean Technologies	726,583	72,244
RBC Bearings (1)	915,587	151,905
Toro	4,743,972	347,733
		1,019,278
Professional Services 4.7%
Clarivate Analytics (1)	5,052,014	85,227
CoStar Group (1)	948,686	562,761
TransUnion	7,280,438	590,516
		1,238,504
Road & Rail 1.3%
Old Dominion Freight Line	1,996,670	339,374
		339,374
Trading Companies & Distributors 0.3%
SiteOne Landscape Supply (1)	1,095,875	81,117
		81,117
Total Industrials & Business Services		6,103,556
INFORMATION TECHNOLOGY 26.7%
Electronic Equipment, Instruments & Components 0.4%
Badger Meter	482,920	25,933
FLIR Systems	1,286,191	67,641
		93,574

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

IT Services 12.5%
Black Knight (1)	7,340,245	448,196
Booz Allen Hamilton Holding (2)	9,977,879	708,629
Endava, ADR (1)	791,603	29,962
Gartner (1)	2,738,941	391,641
Okta (1)	2,420,466	238,319
ServiceTitan, Acquisition Date: 11/9/18, Cost $2,665 (1)(3)(4)	101,356	2,665
Shopify, Class A (1)	1,513,678	471,753
StoneCo, Class A (1)(2)	17,316,879	602,281
Twilio, Class A (1)	3,560,877	391,554
		3,285,000
Semiconductors & Semiconductor Equipment 0.4%
Entegris	1,994,742	93,872
		93,872
Software 13.4%
Atlassian, Class A (1)	2,752,468	345,270
Ceridian HCM Holding (1)	4,771,507	235,569
Checkr, Acquisition Date: 6/29/18, Cost $5,429 (1)(2)(3)(4)	441,773	12,692
Coupa Software (1)	1,711,705	221,786
Datadog, Class A (1)	464,645	15,756
Datadog, Class B, Acquisition Date: 5/7/19, Cost $7,508 (1)(3)	470,367	15,153
Descartes Systems Group (1)(2)	5,454,863	219,885
DocuSign (1)	6,776,790	419,619
Evernote, Acquisition Date: 11/20/12, Cost $2,296 (1)(3)(4)	190,876	441
Guidewire Software (1)	1,042,008	109,807
Medallia (1)	327,657	8,988
nCino, Acquisition Date: 9/16/19, Cost $24,750 (1)(3)(4)	1,137,954	24,750
New Relic (1)(2)	4,704,695	289,103
PagerDuty (1)	630,277	17,805
PagerDuty, Acquisition Date: 8/24/18 - 9/28/18,
Cost $24,083 (1)(3)	1,419,053	38,084
Paylocity Holding (1)	1,635,731	159,615
Proofpoint (1)	2,437,301	314,534
RealPage (1)(2)	4,990,975	313,733
SS&C Technologies Holdings	4,556,585	234,983

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Toast, Acquisition Date: 9/14/18 - 3/27/19,
Cost $5,430 (1)(3)(4)	199,157	5,483
Workiva (1)(2)	2,807,992	123,074
Zendesk (1)	5,315,266	387,376
		3,513,506
Total Information Technology		6,985,952
REAL ESTATE 1.6%
Real Estate Management & Development 1.6%
Altus Group (CAD) (2)	3,717,735	112,106
Colliers International Group	559,391	41,982
FirstService (2)	2,626,001	269,349
WeWork, Class A, Acquisition Date: 5/26/15,
Cost $2,064 (1)(3)(4)	145,669	2,481
Total Real Estate		425,918
Total Common Stocks (Cost $15,936,785)		24,706,556

PREFERRED STOCKS 0.7%
HEALTH CARE 0.7%
Health Care Equipment & Supplies 0.7%
Sartorius (EUR) (6)	1,022,663	186,443
Total Health Care		186,443
Total Preferred Stocks (Cost $100,976)		186,443

CONVERTIBLE PREFERRED STOCKS 4.2%
COMMUNICATION SERVICES 0.1%
Entertainment 0.1%
Houzz, Series D, Acquisition Date: 6/3/14,
Cost $19,726 (1)(3)(4)	2,632,810	16,481
Offerup, Series A-2, Acquisition Date: 3/6/15,
Cost $6,850 (1)(3)(4)	1,375,830	4,967
Offerup, Series C, Acquisition Date: 3/6/15,
Cost $11,641 (1)(3)(4)	2,337,940	8,440
Offerup, Series C-1, Acquisition Date: 8/26/16,
Cost $4,573 (1)(3)(4)	682,712	2,465
Total Communication Services		32,353

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

CONSUMER DISCRETIONARY 1.7%

Diversified Consumer Services 0.1%
1stdibs. com, Series D, Acquisition Date: 2/7/19,
Cost $26,470 (1)(2)(3)(4)	5,282,277	26,470
		26,470
Hotels, Restaurants & Leisure 0.4%
Sweetgreen, Series F, Acquisition Date: 6/30/15,
Cost $26,916 (1)(2)(3)(4)	3,509,234	60,008
Sweetgreen, Series G, Acquisition Date: 8/15/16 - 2/27/18,
Cost $20,354 (1)(2)(3)(4)	2,261,542	38,672
Sweetgreen, Series I, Acquisition Date: 9/13/19,
Cost $8,998 (1)(2)(3)(4)	526,213	8,998
		107,678
Internet & Direct Marketing Retail 0.8%
A Place for Rover, Series G, Acquisition Date: 5/11/18, Cost
$29,547 (1)(3)(4)	3,924,648	27,276
Coupang, Series G, Acquisition Date: 1/9/15,
Cost $16,858 (1)(3)(4)	5,958,970	33,971
Evolve Vacation Rental Network, Series 4, Acquisition Date:
8/15/14, Cost $906 (1)(2)(3)(4)	718,332	6,149
Evolve Vacation Rental Network, Series 5, Acquisition Date:
11/6/15, Cost $4,220 (1)(2)(3)(4)	1,727,442	14,787
Evolve Vacation Rental Network, Series 6, Acquisition Date:
1/18/17, Cost $8,679 (1)(2)(3)(4)	2,218,727	18,992
Evolve Vacation Rental Network, Series 7, Acquisition Date:
1/10/18, Cost $3,151 (1)(2)(3)(4)	433,698	3,713
Evolve Vacation Rental Network, Series 8, Acquisition Date:
3/29/18 - 6/15/18, Cost $17,862 (1)(2)(3)(4)	2,098,881	17,966
Framebridge, Series C, Acquisition Date: 6/20/18,
Cost $12,363 (1)(2)(3)(4)	3,558,133	12,363
Minted, Series E, Acquisition Date: 10/30/18,
Cost $23,654 (1)(2)(3)(4)	1,756,494	23,655
Rent the Runway, Series F, Acquisition Date: 3/21/19,
Cost $17,598 (1)(3)(4)	787,264	17,598
Roofoods, Series F, Acquisition Date: 9/12/17,
Cost $45,403 (1)(3)(4)	128,414	49,908
Roofoods, Series G, Acquisition Date: 5/16/19,
Cost $1,539 (1)(3)(4)	3,683	1,539
		227,917

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Specialty Retail 0.3%
Vroom, Series C, Acquisition Date: 7/13/15,
Cost $9,073 (1)(2)(3)(4)	764,369	13,721
Vroom, Series D, Acquisition Date: 12/22/15,
Cost $9,072 (1)(2)(3)(4)	689,031	12,369
Vroom, Series E, Acquisition Date: 9/19/16,
Cost $11,432 (1)(2)(3)(4)	704,642	12,649
Vroom, Series F, Acquisition Date: 6/30/17 - 11/27/17,
Cost $17,583 (1)(2)(3)(4)	1,030,809	18,504
Vroom, Series G, Acquisition Date: 8/17/18,
Cost $17,825 (1)(2)(3)(4)	992,969	17,825
		75,068
Textiles, Apparel & Luxury Goods 0.1%
Allbirds, Series A, Acquisition Date: 10/10/18,
Cost $5,119 (1)(3)(4)	93,347	5,119
Allbirds, Series B, Acquisition Date: 10/10/18,
Cost $899 (1)(3)(4)	16,400	899
Allbirds, Series C, Acquisition Date: 10/9/18,
Cost $8,595 (1)(3)(4)	156,734	8,595
Allbirds, Series Seed, Acquisition Date: 10/10/18,
Cost $2,750 (1)(3)(4)	50,155	2,750
		17,363
Total Consumer Discretionary		454,496
CONSUMER STAPLES 0.0%

Food Products 0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $9,028 (1)(3)(4)	488,972	11,397
Total Consumer Staples		11,397
FINANCIALS 0.1%

Insurance 0.1%
Go Maps, Series B, Acquisition Date: 12/15/17,
Cost $9,940 (1)(2)(3)(4)	936,022	11,982
Go Maps, Series B-1, Acquisition Date: 5/15/19,
Cost $417 (1)(2)(3)(4)	32,589	417
Jetclosing, Series A, Acquisition Date: 5/25/18,
Cost $8,917 (1)(2)(3)(4)	4,570,635	8,917
Total Financials		21,316

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

HEALTH CARE 0.7%

Biotechnology 0.3%
Ginkgo Bioworks, Series E, Acquisition Date: 7/30/19 - 9/9/19,
Cost $21,937 (1)(3)(4)	148,007	22,229
Rapt Therapeutics, Senior Series C-2, Acquisition Date: 6/7/19,
Cost $4,081 (1)(3)(4)	1,780,081	4,081
Tempus Labs, Series D, Acquisition Date: 3/16/18,
Cost $8,530 (1)(3)(4)	910,093	21,898
Tempus Labs, Series E, Acquisition Date: 8/23/18,
Cost $11,140 (1)(3)(4)	665,388	16,439
Tempus Labs, Series F, Acquisition Date: 4/30/19,
Cost $4,400 (1)(3)(4)	177,721	4,400
		69,047
Health Care Equipment & Supplies 0.3%
JAND, Series D, Acquisition Date: 4/23/15,
Cost $15,460 (1)(3)(4)	1,346,025	22,802
JAND, Series E, Acquisition Date: 3/9/18,
Cost $24,677 (1)(3)(4)	1,570,115	26,598
Kardium, Series D, Acquisition Date: 11/29/18,
Cost $8,865 (1)(3)(4)	9,149,620	8,865
Outset Medical, Series C, Acquisition Date: 4/19/17,
Cost $13,807 (1)(2)(3)(4)	5,327,861	16,569
Outset Medical, Series D, Acquisition Date: 8/20/18,
Cost $8,914 (1)(2)(3)(4)	2,866,132	8,914
		83,748
Health Care Providers & Services 0.0%
Babyco, Class A, Acquisition Date: 11/3/17,
Cost $9,057 (1)(2)(3)(4)(5)	2,611,790	2,272
		2,272
Health Care Technology 0.1%
Doximity, Series C, Acquisition Date: 4/10/14 - 3/22/18,
Cost $8,769 (1)(3)(4)	1,894,489	16,065
		16,065
Total Health Care		171,132

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

INDUSTRIALS & BUSINESS SERVICES 0.1%

Road & Rail 0.1%
Convoy, Series C, Acquisition Date: 9/14/18,
Cost $21,158 (1)(3)(4)	2,979,808	21,159
Total Industrials & Business Services		21,159
INFORMATION TECHNOLOGY 1.4%

IT Services 0.1%
ServiceTitan, Series A-1, Acquisition Date: 11/9/18,
Cost $55 (1)(3)(4)	2,099	55
ServiceTitan, Series D, Acquisition Date: 11/9/18,
Cost $27,048 (1)(3)(4)	1,028,634	27,048
		27,103
Software 1.3%
Aurora Innovation, Series B, Acquisition Date: 3/1/19,
Cost $8,834 (1)(3)(4)	956,010	8,834
Checkr, Series C, Acquisition Date: 4/10/18,
Cost $25,265 (1)(2)(3)(4)	1,850,770	55,979
Checkr, Series D, Acquisition Date: 9/6/19,
Cost $45,551 (1)(2)(3)(4)	1,505,994	45,551
Evernote, Series 1, Acquisition Date: 11/20/12,
Cost $4,591 (1)(3)(4)	381,752	882
Evernote, Series 4, Acquisition Date: 5/2/12 - 11/20/12,
Cost $14,562 (1)(3)(4)	1,210,758	6,381
Evernote, Series 5, Acquisition Date: 11/8/13,
Cost $2,274 (1)(3)(4)	174,948	973
Lookout, Series F, Acquisition Date: 3/21/14 - 8/8/14,
Cost $31,937 (1)(3)(4)	2,795,838	6,123
Plex Systems Holdings, Series B, Acquisition Date: 6/9/14,
Cost $16,608 (1)(3)(4)	7,238,750	17,807
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $18,216 (1)(3)(4)	577,906	18,216
Tanium, Series G, Acquisition Date: 8/26/15,
Cost $31,923 (1)(3)(4)	6,430,431	55,904
Toast, Series B, Acquisition Date: 9/14/18, Cost $416 (1)(3)(4)	24,053	662
Toast, Series D, Acquisition Date: 6/27/18,
Cost $29,721 (1)(3)(4)	1,717,286	47,280
Toast, Series E, Acquisition Date: 3/27/19,
Cost $10,561 (1)(3)(4)	386,836	10,650

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)
ZenPayroll, Series C, Acquisition Date: 7/16/18,
Cost $20,951 (1)(3)(4)	2,755,737	36,685
ZenPayroll, Series D, Acquisition Date: 7/16/19,
Cost $29,246 (1)(3)(4)	2,196,921	29,246
		341,173
Total Information Technology		368,276
REAL ESTATE 0.1%
Real Estate Management & Development 0.1%
WeWork, Series D-1, Acquisition Date: 12/9/14,
Cost $13,052 (1)(3)(4)	783,879	13,349
WeWork, Series D-2, Acquisition Date: 12/9/14,
Cost $10,256 (1)(3)(4)	615,906	10,489
Total Real Estate		23,838
Total Convertible Preferred Stocks (Cost $919,819)		1,103,967

CONVERTIBLE BONDS 0.0%
Reed Krakoff International, Acquisition Date: 12/29/14 -
3/26/15, Cost $2,130, 8.00%, 12/15/19 (1)(2)(3)(4)(7)	2,130,706	—
Total Convertible Bonds (Cost $2,130)		—

BANK LOANS 0.1% (8)
CORPORATE SECURITIES 0.1%
Blue Nile, FRN, 3M USD LIBOR + 6.50%, 8.624%, 2/17/23 (4)	16,569,625	12,924
Uber Technologies, FRN, 3M USD LIBOR + 4.00%, 6.028%,
4/4/25	17,335,563	17,209
Total Corporate Securities		30,133
Total Bank Loans (Cost $33,518)		30,133

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 2.00% (2)(9)	110,172,640	110,173
Total Short-Term Investments (Cost $110,173)		110,173
Total Investments in Securities 99.8%
(Cost $17,103,401)		$26,137,272
Other Assets Less Liabilities 0.2%		39,305
Net Assets 100.0%		$26,176,577

‡	Shares/Par are denominated in U. S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Affiliated Companies
(3)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $1,583,639 and represents 6.0% of net assets.
(4)	Level 3 in fair value hierarchy.
(5)	Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U. S. tax purposes.
(6)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(7)	Security is in default or has failed to make a scheduled interest and/or principal payment.
(8)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
(9)	Seven-day yield
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
ADR	American Depositary Receipts
CAD	Canadian Dollar
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
IDR	Indonesian Rupiah
USD	U. S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
1stdibs. com, Series D	$—	$—	$—
Abcam	1,293	1,472	718
Alclear Holdings, Class B	—	—	—
Altus Group	(1,602)	43,084	784
Armstrong Worldwide Industries	1,010	136,629	2,216
Babyco, Class A	—	(4,075)	—
Black Knight	15,284	119,226	—
Booz Allen Hamilton Holding	1,900	179,596	5,374
Boston Beer, Class A	70	53,170	—
Bright Horizons Family Solutions	5,362	177,075	—
Cable One	5,028	150,029	2,219
Checkr	—	7,263	—
Checkr, Series C	—	30,714	—
Checkr, Series D	—	—	—
Descartes Systems Group	1,711	57,885	—
Evolve Vacation Rental Network,
Series 4	—	930	—
Evolve Vacation Rental Network,
Series 5	—	2,237	—
Evolve Vacation Rental Network,
Series 6	—	2,873	—
Evolve Vacation Rental Network,
Series 7	—	562	—
Evolve Vacation Rental Network,
Series 8	—	104	—
FirstService	785	96,679	829
Framebridge, Series C	—	—	—
GCI Liberty, Class A	842	152,113	—
Go Maps, Series B	—	2,042	—
Go Maps, Series B-1	—	—	—
Goosehead Insurance, Class A	553	20,728	382

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

Affiliated Companies (continued)
($000s)
		Change in Net
Net Realized Gain		Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
Jetclosing, Series A	—	—	—
Minted, Series E	—	1	—
New Relic	(7)	(123,428)	—
Ollie's Bargain Outlet Holdings	173	(122,807)	—
Outset Medical, Series C	—	(1)	—
Outset Medical, Series D	—	—	—
Palomar Holdings	19	14,468	—
RBC Bearings	16,349	15,079	—
RealPage	301	72,217	—
Reed Krakoff International	—	—	—
Reed Krakoff International Conv.
Bond	—	—	—
Rosetta Stone	(133)	(5,474)	—
Shockwave Medical	13,517	(7,261)	—
StoneCo, Class A^^	3,526	447,989	—
Sweetgreen, Series F	—	14,248	—
Sweetgreen, Series G	—	9,181	—
Sweetgreen, Series I	—	—	—
Vail Resorts	48,543	4,484	10,514
Vroom	—	1	—
Vroom, Series C	—	—	—
Vroom, Series D	—	—	—
Vroom, Series E	—	—	—
Vroom, Series F	—	—	—
Vroom, Series G	—	—	—
Wheels Up Partners, Series B	—	7,271	—
Wheels Up Partners, Series C	—	5,384	—
Wheels Up Partners, Series D	—	—	—
Workiva	494	16,428	—
T. Rowe Price Government
Reserve Fund	—	—	9,096
Affiliates not held at period end	383,243	(503,142)	3,119
Totals	$498,261#	$ 1,074,974	$35,251+

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

Affiliated Companies (continued)
($000s)
Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	9/30/19
1stdibs. com, Series D	$—	$ 26,470	$ —	$ 26,470
Abcam	207,937	5,553	654	214,308
Alclear Holdings, Class B	178,346	—	—	178,346
Altus Group	57,782	15,829	4,589	112,106
Armstrong Worldwide
Industries	169,536	214,928	9,332	511,761
Babyco, Class A	6,347	—	—	2,272
Black Knight	387,833	—	58,863	*
Bloom Energy, Class A	12,118	—	21,075	—
Booz Allen Hamilton
Holding	*	308,045	12,468	708,629
Boston Beer, Class A	112,267	40,773	5,985	200,225
Bright Horizons Family
Solutions	516,232	69,282	44,150	718,439
Cable One	303,714	15,734	11,159	458,318
Cargurus	162,861	—	32,707	—
Checkr	*	—	—	12,692
Checkr, Series C	*	—	—	55,979
Checkr, Series D	—	45,551	—	45,551
Descartes Systems Group	109,617	59,940	7,557	219,885
Ellie Mae	113,595	—	169,186	—
Eventbrite, Class A++	119,981	—	70,011	—
Evolve Vacation Rental
Network, Series 4	5,219	—	—	6,149
Evolve Vacation Rental
Network, Series 5	12,550	—	—	14,787
Evolve Vacation Rental
Network, Series 6	16,119	—	—	18,992
Evolve Vacation Rental
Network, Series 7	3,151	—	—	3,713
Evolve Vacation Rental
Network, Series 8	17,862	—	—	17,966
Fiesta Restaurant Group	28,153	—	42,828	—
FirstService	161,920	20,710	9,960	269,349

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

Affiliated Companies (continued)
($000s)
Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	9/30/19
Framebridge, Series C	12,363	—	—	12,363
GCI Liberty, Class A	307,872	—	17,826	442,159
GCP Applied Technologies	141,236	—	167,238	—
GenMark Diagnostics	19,040	—	28,551	—
Go Maps, Series B	9,940	—	—	11,982
Go Maps, Series B-1	—	417	—	417
Goosehead Insurance,
Class A	25,406	—	717	45,417
Jetclosing, Series A	8,917	—	—	8,917
Lindblad Expeditions
Holdings	36,801	—	27,830	—
Lindblad Expeditions
Holdings, Warrants, 7/10/20	2,429	—	396	—
Minted, Series E	*	—	—	23,655
Mobile Mini	181,303	—	193,412	—
New Relic	—	413,098	567	289,103
Ollie's Bargain Outlet
Holdings	*	390,931	716	291,904
Outset Medical, Series C	16,570	—	—	16,569
Outset Medical, Series D	8,914	—	—	8,914
Palomar Holdings	—	35,616	30	50,054
RBC Bearings	162,321	—	25,495	*
RealPage	241,179	13,864	13,527	313,733
Redfin	109,797	—	96,428	—
Reed Krakoff International	—	—	—	—
Reed Krakoff International
Conv. Bond	—	—	—	—
RH	238,152	—	81,524	—
Rosetta Stone	*	20,945	767	26,989
Shockwave Medical	—	72,516	12,304	52,951
StoneCo, Class A^^	268,500	116,074	230,282	602,281
Sweetgreen, Series F	45,760	—	—	60,008
Sweetgreen, Series G	29,491	—	—	38,672
Sweetgreen, Series I	—	8,998	—	8,998
Tableau Software, Class A	443,820	39,134	268,721	—
Upwork**	136,068	—	47,465	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

Affiliated Companies (continued)
($000s)
Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	9/30/19
Vail Resorts	605,734	36,857	157,404	489,671
Valmont Industries	183,299	—	217,273	—
Vroom	3,161	—	—	3,162
Vroom, Series C	13,721	—	—	13,721
Vroom, Series D	12,369	—	—	12,369
Vroom, Series E	12,649	—	—	12,649
Vroom, Series F	18,504	—	—	18,504
Vroom, Series G	17,825	—	—	17,825
Wheels Up Partners,
Series B	20,534	—	—	27,805
Wheels Up Partners,
Series C	15,206	—	—	20,590
Wheels Up Partners,
Series D	—	30,921	—	30,921
Workiva	90,947	16,177	478	123,074
T. Rowe Price Government
Reserve Fund	81,980	¤	¤	110,173
				$ 6,981,487^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
*	On the date indicated, issuer was held but not considered an affiliated company.
^^ Includes previously reported affiliate StoneCo and StoneCo, Class B; acquired through a corporate action.
** Includes previously reported affiliate Upwork; acquired through a corporate action.
+	Investment income comprised $35,251 of dividend income and $0 of interest income.
++ Includes previously reported affiliate Eventbrite, Series B; acquired through a corporate action.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $4,589,604.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price New Horizons Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE NEW HORIZONS FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length

T. ROWE PRICE NEW HORIZONS FUND

transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$23,079,977	$ 1,200,144	$ 426,435	$ 24,706,556
Preferred Stocks	—	186,443	—	186,443
Convertible Preferred Stocks	—	—	1,103,967	1,103,967
Convertible Bonds	—	—	—	—
Bank Loans	—	17,209	12,924	30,133
Short-Term Investments	110,173	—	—	110,173
Total	$23,190,150	$ 1,403,796	$ 1,543,326	$ 26,137,272

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2019, totaled $30,496,000 for the period ended September 30,
2019. During the period, transfers out of Level 3 were because observable market data became available for the security.
Additionally, during the period, transfers out of Level 3 include securities acquired as a result of a corporate action.

($000s)	Beginning	Gain (Loss)			Transfers	Ending
	Balance	During	Total		Out of	Balance
	1/1/19	Period	Purchases	Total Sales	Level 3	9/30/19
Investment in Securities
Common Stocks	$ 361,000	$18,576	$58,312	$(8,833)	$(2,620)	$426,435
Convertible Preferred
Stocks	923,917	21,883	179,635	(5)	(21,463)	1,103,967
Convertible Bonds	–	–	–	–	–	–
Bank Loans	17,097	(3,473)	–	(700)	–	12,924

Total	$ 1,302,014	$36,986	$237,947	$(9,538)	$(24,083)	$1,543,326

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument; it also indicates the sensitivity of the Level 3 valuations to changes in those significant unobservable inputs. Because the Valuation
Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

T. ROWE PRICE NEW HORIZONS FUND

($000s)					Impact to
			Significant	Value or	Valuation from
Investments in	Market	Valuation	Unobservable	Range of	an Increase
Securities	Value ($000s)	Technique(s)+	Input(s)	Input(s)	in Input*

Common Stocks	$ 426,435	Recent comparable	Discount Factor	0% – 5%	—#
		transaction price(s)

		Expected	Discount for Legal	15%	Decrease
		present value	Uncertainty

			Discount for	5%	Decrease
			Regulatory Uncertainty

			Discount Rate for	7%	Decrease
			Cost of Equity

		Market comparable	Enterprise Value to	2.9x – 5.1x	Increase
			Sales Multiple

			Discount for lack of	10%	Decrease
			marketability

			Discount Rate for	25%	Decrease
			Cost of Equity

			Gross Profit	30% – 59%	Increase
			Growth Rate

			Sales Growth Rate	15% – 46%	Increase

			Gross Merchandise	37%	Increase
			Value Growth Rate

			EBITDA Growth Rate	61%	Increase

			Acquisition Premium	10%	Increase

			Enterprise Value to	0.7x – 0.8x	Increase
			Gross Merchandise
			Value Multiple
			Enterprise Value to	20.2x – 24.5x	Increase
			EBITDA Multiple

			Enterprise Value to	4.5x – 6.9x	Increase
			Gross Profit Multiple

		Estimated	—#	—#	—#
		liquidation value

			Discount for lack	100%	Decrease
			of collectability

Convertible	$ 1,103,967	Recent comparable	Discount Factor	0% – 7%	Decrease
Preferred Stocks		transaction price(s)

		Market Comparable	Sales Growth Rate	12% - 46%	Increase

			Gross Merchandise	37%	Increase
			Value Growth Rate

			Enterprise Value to	2.2x – 9.3x	Increase
			Sales Multiple

			Enterprise Value to	0.7x – 1.3x	Increase
			Gross Merchandise
			Value Multiple

T. ROWE PRICE NEW HORIZONS FUND

($000s)					Impact to
			Significant	Value or	Valuation from
Investments in	Market	Valuation	Unobservable	Range of	an Increase
Securities	Value ($000s)	Technique(s)+	Input(s)	Input(s)	in Input*
(continued)
			Enterprise Value to	20.2x – 24.5x	Increase
			EBITDA Multiple

			Discount for lack of	10%	Decrease
			marketability

			Discount for	75%	Decrease
			Uncertainty

			Discount Rate for	25%	Decrease
			Cost of Equity

			Enterprise Value to	3.3x – 10.9x	Increase
			Gross Profit Multiple

			EBITDA Growth Rate	61%	Increase

			Gross Profit	12% – 59%	Increase
			Growth Rate

			Acquisition Premium	10%	Increase

Convertible	$—	Estimated	Discount for lack of	100%	Decrease
Bonds		liquidation value	collectability

Bank Loans	$12,924	Recent comparable	—#	—#	—#
		transaction price(s)

		Pricing service	—#	—#	—#

+	Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
*	Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

#	No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.